Organization and Significant Accounting Policies - Inventory (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Inventory
Inventory write-downs	$ 14,143	$ 52,595
UDENYCA
Inventory
Inventory write-downs	14,100
Cost of Goods Sold
Inventory
Inventory write-downs		$ 52,600
Cost of Goods Sold | UDENYCA
Inventory
Inventory write-downs	$ 14,100